FORM N-SAR

ANNUAL REPORT

FOR REGISTERED INVESTMENT COMPANIES

Registrant Name:	Hartford Life Insurance Company ICMG Registered Variable Life Separate Account A

PART 1:

Registrant CIK Number:	0001067360
Registrant CCC Number:	XXXXXXXX
File Number: 811-8913

Mark as many acceptable values for <SROS> tag as apply:

American Stock Exchange	AMEX	☐	National Association of Securities Dealers	NASD	☐
Boston Stock Exchange	BSE	☐	New York Stock Exchange	NYSE	☐
Chicago Board Options Exchange	CBOE	☐	Philadelphia Stock Exchange	PHLX	☐
Cincinnati Stock Exchange	CSE	☐	Pacific Stock Exchange	PCX	☐
Chicago Stock Exchange	CSX	☐	Not Applicable	None	☒

PART 2 OPTIONAL TAGS

<Return copy>  Return a copy of the EDGAR filing

☒	E-Mail	☐	Print

Report as of the end of annual period: 12/31/08 (a)

or fiscal year:   /  /      (b)

Is this a transition report? (Y or N):  N

Is this an amendment to a previous filing? (Y or N):  N

1.	A) Registrant Name:	Hartford Life Insurance Company ICMG Registered Variable Life Separate Account A
B) File Number: 811-8913
C) Telephone Number: 860-843-3911

2.	A) Street: PO Box 2999
B) City: Hartford		C) State: CT	D) Zip Code: 06104	Zip Ext.: 2999
E) Foreign Country: N/A			Foreign Postal Code: N/A

3.	Is this the first filing on this form by the Registrant? (Y or N) N

4.	Is this the last filing on this form by the Registrant? (Y or N) N

5.	Is Registrant a small business investment company (SBIC)? (Y or N) N

6.	Is Registrant a unit investment trust (UIT)? (Y or N) Y

111.	A) Depositor Name (if any): Hartford Life Insurance Company
B) File Number:
	C) City: Hartford	State: CT	Zip Code: 06104	Zip Ext.: 2999
	Foreign Country:			Foreign Postal Code:

112.	A) Sponsor Name (if any): Hartford Life Insurance Company
B) File Number:
	C) City: Hartford	State: CT	Zip Code: 06104	Zip Ext.: 2999
	Foreign Country:			Foreign Postal Code:

PRINCIPAL UNDERWRITER

114.	A) Underwriter Name (if any): Hartford Equity Sales Company, Inc.
B) File Number: 8-17719
	C) City: Hartford	State: CT	Zip Code: 06115	Zip Ext.: 2999
	Foreign Country:			Foreign Postal Code:

INDEPENDENT PUBLIC ACCOUNTANT

115.	A) Accountant Name: Deloitte & Touche
	B) City: Hartford	State: CT	Zip Code: 06103	Zip Ext.:
	Foreign Country:			Foreign Postal Code:

116.	Family of investment companies information:

A)	Is Registrant part of a family of investment companies? (Y or N) Y

B)	If ‘Y’ (Yes), Identify the family in 10 letters:	HARTFORD SA

(NOTE: In filing this form, use this identification consistently for all investment companies in the family. This designation is for purposes of this form only.)

117.	a) Is Registrant a separate account of an insurance company (Y or N)	Y

If answer is Yes, are any of the following types of contracts funded by the registrant?:

b)	Variable annuity contracts? (Y/N)	N
c)	Scheduled premium variable life contracts? (Y/N)	N
d)	Flexible premium variable life contracts? (Y/N)	Y
e)	Other types of insurance products registered under the Securities Act of 1933? (Y/N)	N

118.	State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933.	1

119.	State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period.	0

120.	State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000’s)	$0

121.	State the number of series for which a current prospectus was in existence at the end of the period	1

122.	State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period	0

123.	State the total value of the additional units considered in answering item 122 ($000, s omitted)	$0

124.	State the total value of units of prior series that were placed in the portfolios of a subsequent series during the current period (the value of the units is to be measured on the date they were placed in the subsequent series) ($000’s omitted)	$0

125.	State the total amount of sales loads collected (before re-allowances to other brokers or dealers) by Registrant’s principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of registrant (000, s omitted)	$0

126.	Of the amount shown in Item 125, state the total dollar amount of sales loads collected from secondary market operations in registrant’s units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000’s omitted)	$0

127.

List opposite the appropriate description below the number of series whose portfolios are invested primarily (Based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distribution of realized gains, if any):

Number of
		Series		Total Income
		Investing	Total Assets	Distributions
			($000’s	($000’s omitted)
omitted)

A.	U.S. Treasury direct issue	—	—	—

B.	U.S. Government agency	—	—	—

C.	State and municipal tax-free	—	—	—

D.	Public utility debt	—	—	—

E.	Brokers or dealers debt or debt of brokers’ or dealers parent	—	—	—

F.	All other corporate interned & long term debt	—	—	—

G.	All other corporate short-term debt	—	—	—

H.	Equity securities of brokers or dealers or parents of brokers or dealers	—	—	—

I.	Investment company equity securities	—	—	—

J.	All other equity securities	—	$653	$27

K.	Other securities	—	—	—

L.	Total assets of all series of registrant	—	$653	$27

128.

Is the timely payment of principal and interest on any of the portfolio securities held by any of the Registrant’s series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y or N)

N

131.	Total expenses incurred by all series of Registrant during the current reporting period ($000,s omitted)	$5